Guarantees (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Dec. 27, 2013	Sep. 27, 2013
Guarantees [Abstract]
Performance guarantee obligations for 2012 separation, fair value	$ 3	$ 3
Performance guarantee obligations for 2007 separation, fair value	3	3
Movement in Standard and Extended Product Warranty, Increase (Decrease) [Roll Forward]
Warranty accrual, balance at the beginning of the period	31
Warranties issued	3
Changes in estimates	(2)
Settlements	(3)
Warranty accrual, balance at the end of the period	$ 29